Net Income Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income Per Share
13.	NET INCOME PER SHARE

For the years ended December 31, 2015 and 2016, the Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and nonvested restricted shares according to the participation rights in undistributed earnings.

The calculation of net income per share is as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net income attributable to MomoInc.	$13,697	$145,250	$318,566
Undistributed earnings allocated to participating nonvested restricted shares	(1,339)	(3,197)	—

Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	$12,358	$142,053	$318,566

	For the years ended December 31,
	2015	2016	2017
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	342,646,282	377,335,923	394,549,323
Weighted average shares used in computing net income per participating nonvested restricted share	37,118,622	8,493,244	—

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	401,396,548	407,041,165	415,265,078

Net income per ordinary share attributable to Momo Inc. - basic	$0.04	$0.38	$0.81
Net income per participating nonvested restricted share	$0.04	$0.38	$—

Net income per ordinary share attributable to Momo Inc. - diluted	$0.03	$0.36	$0.77

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2015, 2016 and 2017, because their effect is anti-dilutive:

	For the years ended December 31,
	2015	2016	2017
Share issuable upon exercise of share options	904,489	152,500	768,266
Share issuable upon exercise of RSUs	15,001	50,000	—